Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Classified as Held for Sale and Consolidation of Captions within Statements of Operations for Loss from Discontinued Operations
The following table presents a consolidation of the captions within the Company's Consolidated Statements of Operations for the loss from discontinued operations attributable to the Company's blow molding business for the years ended December 31, 2018, 2017 and 2016.

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Loss from discontinued operations attributable to blow molding business
Net sales	$93.5	$94.7	$80.3
Cost of sales	79.6	80.1	62.9
Selling, general and administrative expenses	15.3	16.9	21.3
Amortization expense	1.8	2.1	2.0
Loss (gain) on currency translation	0.1	(1.6)	—
Other expense, net	0.2	1.6	0.9
Operating loss from discontinued operations	(3.5)	(4.4)	(6.8)
Interest expense, net	0.1	—	0.1
Pretax loss from discontinued operations	(3.6)	(4.4)	(6.9)
Income tax expense (benefit)	1.5	2.3	(0.4)
Loss from discontinued operations	$(5.1)	$(6.7)	$(6.5)

The assets and liabilities of the Company's blow molding business that have been classified as held for sale in the Consolidated Balance Sheets are comprised of the following:

	December 31,
	2018	2017
	(in millions)
Accounts receivable, net	$6.5	$7.3
Inventories, net	19.3	17.9
Prepaid and other current assets	1.5	3.2
Current assets held for sale	$27.3	$28.4

Property and equipment, net	$25.3	$27.4
Goodwill	0.6	0.6
Intangible assets, net	1.1	2.5
Noncurrent assets held for sale	$27.0	$30.5

Accounts payable	$6.1	$6.0
Advanced billings and deposits	5.6	10.4
Accrued salaries, wages and other compensation	1.9	2.2
Other current liabilities	1.3	1.4
Current liabilities held for sale	$14.9	$20.0